Leases - Components of lease cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease cost	$ 61	$ 62
Depreciation of leased assets	1	1
Total finance lease cost	$ 1	$ 1